Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Components of Income Before Provision for Income Taxes
The components of income before income tax expense are as follows:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Ireland	$231,893	$280,310	$323,726
United States	(278,413)	41,950	21,073
Other	243,200	58,945	82,190
Income before income tax expense	$196,680	$381,205	$426,989

Summary of Components of Provision for Income Taxes
The components of income tax expense are as follows:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Income tax expense:
Current tax expense:
Ireland	$18,469	$28,963	$35,955
United States	35,478	3,022	5,073
Other	48,003	14,963	11,642
Total current tax expense	101,950	46,948	52,670

Deferred tax (benefit)/expense:
Ireland	553	1,654	2,833
United States	(52,717)	4,577	(3,502)
Other	(8,452)	(5,304)	(868)
Total deferred tax (benefit)/expense	(60,616)	927	(1,537)

Income tax expense allocated to continuing operations	41,334	47,875	51,133

Income tax expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	49	68	25

Total	$41,383	$47,943	$51,158

Schedule of Reconciliation of Consolidated Reported Provision for Income Taxes and Statutory Rate	The Company's consolidated reported income tax expense differed from the amount that would result from applying the Irish statutory rate as set forth below:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2021:12.5%; 2020:12.5%)	$24,586	$47,651	$53,374
Foreign and other income taxed at higher rates	20,045	7,943	7,356
Research & development tax incentives	(3,120)	(1,243)	(893)
Movement in valuation allowance	3,101	3,581	(10)
Effects of change in tax rates	(128)	108	359
Change in unrecognized tax benefits	5,246	(1,672)	(1,273)
Impact of stock compensation	(9,083)	(5,150)	(7,383)
Other	687	(3,343)	(397)
Income tax expense	$41,334	$47,875	$51,133

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	December 31, 2021	December 31, 2020
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$19,606	$1,359
Right-of-use-assets	33,449	9,402
Goodwill	33,354	31,629
Intangible assets	1,201,086	13,398
Other	1,761	1,009
Total deferred tax liabilities recognized	1,289,256	56,797

Deferred tax assets:
Operating loss and tax credits carryforwards	86,893	42,794
Property, plant and equipment	5,846	6,040
Lease liabilities	36,106	9,394
Intangible assets	4,596	—
Accrued expenses and unbilled revenue	69,198	24,368
Stock compensation	25,557	3,672
Deferred compensation	3,445	3,184
Unearned revenue	64,924	2,257
Other	602	155
Total deferred tax assets	297,167	91,864
Valuation allowance for deferred tax assets	(45,495)	(32,768)
Deferred tax assets recognized	251,672	59,096
Overall net deferred tax asset/(liability)	$(1,037,584)	$2,299

Schedule of Expected Expiry Dates of NOL's	The expected expiry dates of these US losses are as follows:

	Federal NOL's	State NOL's
	(in thousands)
2022-2035	$10,238	$227,538
2036-2040	16	25,073
Indefinite	95	44,370

	$10,349	$296,981

Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Unrecognized tax benefits at start of year	$19,078	$20,156	$21,433
Increase related to acquired tax positions	170,047	—	—
Increase related to prior year tax positions	204	401	—
Decrease related to prior year tax positions	(1,695)	(1,271)	—
Increase related to current year tax positions	18,613	2,931	1,588
Settlements	(844)	(369)	(347)
Lapse of statute of limitations	(3,338)	(2,770)	(2,518)
Unrecognized tax benefits at end of year	$202,065	$19,078	$20,156